Expense Example - BlackRock Diversified Equity Fund - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	$ 619